Retirement Benefits (Estimated Fair Values Of Assets And Liabilities Measured And Recorded At Fair Value On A Recurring Basis) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets are recorded at fair value	$ 20.7	$ 18.2
Municipal Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets are recorded at fair value	20.3	17.1
Cash And Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets are recorded at fair value	0.4	1.1
Postretirement Benefits Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets are recorded at fair value	20.7	18.2	18.1	17.0
Postretirement Benefits Plan [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets are recorded at fair value	0.4	1.1
Postretirement Benefits Plan [Member] | Level 1 [Member] | Cash And Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets are recorded at fair value	0.4	1.1
Postretirement Benefits Plan [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets are recorded at fair value	20.3	17.1
Postretirement Benefits Plan [Member] | Level 2 [Member] | Municipal Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets are recorded at fair value	20.3	17.1
Postretirement Benefits Plan [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets are recorded at fair value
Postretirement Benefits Plan [Member] | Level 3 [Member] | Municipal Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets are recorded at fair value
Postretirement Benefits Plan [Member] | Level 3 [Member] | Cash And Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets are recorded at fair value